Related Party Transactions (Additional Information) (Details) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 08, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 06, 2023	Jul. 17, 2023
Related Party Transaction [Line Items]
Percentage of shares acquired				39.63%		45.29%
Number of shares issued in transaction				300
Aggregate purchase price				$ 244,700
Repayments of debt	$ 21,100
Extinguishment fees	1,800
Non operating Income Expense		$ (71,219)	$ (6,596)	$ (82,196)	$ (14,779)	$ (21,680)	$ (3,582)
Number of Shares Issued in Transaction				300
Common stock, shares outstanding		148,138		148,138		13,241	12,410
AE Industrial [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding						600
AE Industrial [Member] | Initial Term B Loan [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount									$ 14,600
AE Industrial [Member] | Second Term B Loan [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount								$ 6,500
Consulting Agreement
Related Party Transaction [Line Items]
Consulting and advisory services fees	$ 2,400
Non operating Income Expense		$ 300
Equity Method Investment | Consulting Agreement
Related Party Transaction [Line Items]
Outstanding common stock owning percentage	10.00%
Series D-1 Preferred Stock
Related Party Transaction [Line Items]
Number of shares issued in transaction						6,500
Aggregate purchase price				$ 5,000		$ 109,800
Number of Shares Issued in Transaction						6,500
Series D-4 Preferred Stock
Related Party Transaction [Line Items]
Aggregate purchase price				$ 4,500
Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued in transaction							6,500
Aggregate purchase price							$ 105,200
Number of Shares Issued in Transaction							6,500
Convertible Notes [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Debt Instrument, Repaid, Principal						$ 25,800
Series J Preferred Stock [Member] | AE Industrial [Member]
Related Party Transaction [Line Items]
Preferred Stock, Shares Outstanding									100
Series J Preferred Stock [Member] | AE Industrial [Member] | Initial Term B Loan [Member]
Related Party Transaction [Line Items]
Preferred Stock, Shares Outstanding								10